Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Repayment schedule [Abstract]
Project debt	$ 5,007,533	$ 4,852,348
Remainder of 2020 [Member]
Repayment schedule [Abstract]
Payment of interests accrued	17,981
Nominal repayment	181,726
Between January and June 2021 [Member]
Repayment schedule [Abstract]
Project debt	96,059
Between July and December 2021 [Member]
Repayment schedule [Abstract]
Project debt	170,270
2022 [Member]
Repayment schedule [Abstract]
Project debt	312,098
2023 [Member]
Repayment schedule [Abstract]
Project debt	335,406
2024 [Member]
Repayment schedule [Abstract]
Project debt	348,898
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,545,095